Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Derivative [Line Items]
Realized gains (losses)	$ (242)	$ 1,048	$ 118	$ 2,788
Unrealized gains (losses)	(172)	405	(1,948)	(3,960)
Total	(414)	1,453	(1,830)	(1,172)
Interest rate swap agreement
Derivative [Line Items]
Realized gains (losses)	(58)	613	551	2,395
Unrealized gains (losses)	49	(541)	(1,648)	(5,010)
Total	(9)	72	(1,097)	(2,615)
Forward freight agreements
Derivative [Line Items]
Realized gains (losses)	(184)	435	(433)	393
Unrealized gains (losses)	(221)	946	(300)	1,050
Total	$ (405)	$ 1,381	$ (733)	$ 1,443